Basis of Preparation and Accounting Policies (Details) € in Millions, $ in Millions		6 Months Ended
	Jul. 21, 2021 USD ($)	Jun. 30, 2021 USD ($) item	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Application of new accounting standards
Number of hedge relationship instruments effected with LIBOR | item		1
Borrowings		$ 27,495.0		$ 20,380.0
Going concern
Financial resources		19,700.0
Cash and cash equivalents		15,567.0		7,832.0	$ 5,673.0
Undrawn committed bank facilities	$ 9,500.0	4,100.0
Borrowings cancelled	4,500.0
Alexion Pharmaceuticals, Inc.
Application of new accounting standards
Borrowings	4,000.0	8,000.0
Going concern
Undrawn committed bank facilities				$ 9,500.0
Loans paid off	2,300.0
Cash and cash equivalents acquired	1,700.0
Oustanding bank borrowings acquired	0.0
Consideration paid	13,300.0
Years 2 and 3
Going concern
Undrawn committed bank facilities		3,400.0
Loans drawn	2,000.0
Years 1 and 2
Going concern
Undrawn committed bank facilities	1,000.0	$ 700.0
Extension option (in years)		1 year
Loans drawn	$ 2,000.0
Due within one year
Going concern
Short-term borrowings		$ 2,900.0
0.875% Non-callable bond
Application of new accounting standards
Borrowings | €			€ 750
Interest rate on borrowings		0.875%	0.875%
Instruments in a fair value hedge relationship | 0.875% Non-callable bond
Application of new accounting standards
Borrowings covered by hedges | €			€ 300
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Application of new accounting standards
Nominal amounts in local currency | €			300